Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Total	Additional Paid-in Capital [Member]	Retained Earnings (Accumulated Deficit)	Restated Balance [Member]	Common Class A [Member]	Common Class A [Member] Common stock [Member]	Common Class A [Member] Restated Balance [Member]	Common Class B [Member]	Common Class B [Member] Common stock [Member]	Common Class B [Member] Restated Balance [Member]
Balance at Jul. 30, 2020	$ 0	$ 0	$ 0			$ 0			$ 0
Balance (Shares) at Jul. 30, 2020						0			0
Issuance of common stock to sponsor	25,000	24,569							$ 431
Issuance of common stock to Sponsor (Shares)									4,312,500
Net income (loss)	(53,239)		(53,239)					$ (53,239)
Balance at Sep. 30, 2020	(28,239)	24,569	(53,239)			$ 0			$ 431
Balance (Shares) at Sep. 30, 2020						0			4,312,500
Balance at Jul. 31, 2020	0	0	0			$ 0			$ 0
Balance (Shares) at Jul. 31, 2020						0			0
Issuance of common stock to sponsor	25,000	24,569							$ 431
Issuance of common stock to Sponsor (Shares)									4,312,500
Sale of private placement warrants to Sponsor in private placement	1,076,250	1,076,250
Accretion of Class A common stock subject to possible redemption	(19,613,221)	(1,100,819)	(18,512,402)		$ (19,613,221)
Net income (loss)	(2,958,534)		(2,958,534)		(1,043,325)		$ (2,958,534)	(1,915,209)		$ (2,958,534)
Balance at Dec. 31, 2020	(21,470,505)	0	(21,470,936)	$ (21,470,505)		$ 0			$ 431
Balance (Shares) at Dec. 31, 2020						0			4,312,500
Net income (loss)	6,079,998		6,079,998
Balance at Mar. 31, 2021	(15,390,507)	0	(15,390,938)			$ 0			$ 431
Balance (Shares) at Mar. 31, 2021						0			4,312,500
Balance at Dec. 31, 2020	(21,470,505)	0	(21,470,936)	(21,470,505)		$ 0			$ 431
Balance (Shares) at Dec. 31, 2020						0			4,312,500
Balance at Jun. 30, 2021	(27,048,289)	0	(27,048,720)			$ 0			$ 431
Balance (Shares) at Jun. 30, 2021						0			4,312,500
Balance at Dec. 31, 2020	(21,470,505)	0	(21,470,936)	$ (21,470,505)		$ 0			$ 431
Balance (Shares) at Dec. 31, 2020						0			4,312,500
Accretion of Class A common stock subject to possible redemption					(19,613,221)
Net income (loss)	(3,661,861)				(2,929,489)			(732,372)
Balance at Sep. 30, 2021	(25,132,366)	0	(25,132,797)			$ 0			$ 431
Balance (Shares) at Sep. 30, 2021						0			4,312,500
Balance at Mar. 31, 2021	(15,390,507)	0	(15,390,938)			$ 0			$ 431
Balance (Shares) at Mar. 31, 2021						0			4,312,500
Net income (loss)	(11,657,782)		(11,657,782)
Balance at Jun. 30, 2021	(27,048,289)	0	(27,048,720)			$ 0			$ 431
Balance (Shares) at Jun. 30, 2021						0			4,312,500
Net income (loss)	1,915,923		1,915,923		$ 1,532,738			$ 383,185
Balance at Sep. 30, 2021	$ (25,132,366)	$ 0	$ (25,132,797)			$ 0			$ 431
Balance (Shares) at Sep. 30, 2021						0			4,312,500